WARRANT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
WARRANT LIABILITIES
Schedule of warrant activity

			Weighted Average
	Number of Warrants	Exercise Price	Remaining Life
		US$per	Years
		Ordinary Share
Outstanding at December 31, 2025	1,000,000	4.00	2.59
Granted	—	—	—
Exercised	—	—	—
Outstanding at June 30, 2026	1,000,000	4.00	2.10
Exercisable at June 30, 2026	1,000,000	4.00	2.10

Schedule of assumptions used in estimating the fair value of warrant liabilities

	For the year	For the six months
	ended	ended
	December 31,	June 30,
	2025	2026
Risk-free interest rate	3.51% - 3.52%	4.14%
Exercise price per ordinary share	US$4.00	US$4.00
Expected volatility range	59.60% - 60.05%	67.73% - 68.46%
Term of warrants	2.5 - 2.7 years	2.0 - 2.2 years
Dividend yield	0%	0%